EQUITY - Schedule of Classes of Share Capital (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Partnership Units [Line Items]
Beginning balance	$ 2,222	$ 4,068
Ending balance	$ 2,005	$ 2,222
Class B Shares
Schedule of Partnership Units [Line Items]
Beginning balance (in shares)	31,909	0
Arrangement/reorganization (in shares)	31,909	31,909
Ending balance (in shares)	31,909	31,909
Class C Shares
Schedule of Partnership Units [Line Items]
Beginning balance (in shares)	0	11,117,660
Arrangement/reorganization (in shares)		(11,117,660)
Ending balance (in shares)	0	0
Share capital
Schedule of Partnership Units [Line Items]
Beginning balance	$ 1	$ 392
Arrangement/reorganization		(391)
Ending balance	1	$ 1
Share capital | Class B Shares
Schedule of Partnership Units [Line Items]
Ending balance	$ 1